                                                                          NUVEEN

NUVEEN INTERMEDIATE
INSURED UNIT TRUST 83                                                        848

--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.11 - 4.24%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
3.99 - 4.28%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 23, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $5,000,000 in 50,000 units
Average Life    10.0 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.05 to $100.07 depending on the purchase amount
Cusip           67093J 220 monthly payment plan
Numbers         67093J 238 quarterly payment plan
                67093J 246 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Arizona                 4.0  %          California             10.4  %          Florida                 7.7  %
Massachusetts          16.5             Michigan               11.3             Oregon                 10.7
Pennsylvania           10.9             Tennessee               4.8             Texas                  10.4
Washington             13.3

MATURITY DATES (Descrtiption of Chart)
2005                                               33.2%
2006                                               66.8%
                                                       %
                                                       %
                                                       %

The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 02/22/96*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       6.42%
     Tax Equivalent Yield                          4.11%

Treasury Bonds
     Pre-Tax                                       6.22%
     Tax Equivalent Yield                          5.91%

Corporate Bonds
     Yield                   6.27%

 *COMPARES TRUST WITH 10-YEAR TREASURY NOTES AND LEHMAN BROTHERS INVESTMENT
  GRADE CORPORATE BOND INDEX WITH A MATURITY OF 12.36 YEARS. ASSUMES 36% FEDERAL AND 5% STATE INCOME TAX RATES. TREASURY NOTES ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY NOTES, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   190,000  Refunding Certificates of Participation, Series 8 (University of Arizona                 AAA   Aaa
              Foundation), 4.70% Due 8/1/06.                                              No Optional
                                                                                              Call
     500,000  California State University Institute, Lease Revenue Bonds (CSU Deferred                 AAA   Aaa
              Maintenance Projects), Series 1996, 4.60% Due 6/1/06. (When issued.)        2005 at 102
     375,000  Summit School District RE-1, Summit County, Colorado, General Obligation                 AAA   Aaa
              Refunding and Improvement Bonds, Series 1996A, 0.00% Due 12/1/05. (Original
              issue discount bonds delivered on or about February 15, 1996 at a price of
              62.241% of principal amount.)                                               No Optional
                                                                                              Call
     400,000  City of Palm Bay, Florida, Limited Ad Valorem Tax Bonds, Series 1996, 4.25%              AAA   Aaa
              Due 3/1/06. (General Obligation Bonds.) (When issued.)                      No Optional
                                                                                              Call
     210,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1995 Series              AAA   Aaa
              B, 5.00% Due 12/1/06.                                                       No Optional
                                                                                              Call
     500,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System                  AAA   Aaa
              Revenue Bonds, 1993 Series A, 5.10% Due 7/1/06.                             No Optional
                                                                                              Call
     500,000  Kent Hospital Finance Authority (Michigan), Hospital Revenue Refunding                   AAA   Aaa
              Bonds (Butterworth Hospital), Series 1993A, 5.00% Due 1/15/06.              No Optional
                                                                                              Call
     500,000  Oregon Health Sciences University, Insured Revenue Bonds, 1995 Series B,    No Optional  AAA   Aaa
                                                                                              Call
              185M-4.70% Due 7/1/05,
              315M-4.75% Due 7/1/06.
     500,000  City of Pittsburgh (Commonwealth of Pennsylvania), General Obligation                    AAA   Aaa
              Refunding Bonds, Series B of 1995, 4.80% Due 3/1/06.                        2005 at 100
     225,000  Weakley County, Tennessee, School Bonds, Series 1996, 4.70% Due 5/1/06.                  AAA   Aaa
              (General Obligation Bonds.)                                                 2005 at 100
     500,000  City of Weatherford, Texas (Parker County), Utility System Revenue                       AAA   Aaa
              Refunding Bonds, Series 1996, 4.60% Due 9/1/05. (When issued.)              2004 at 100
     600,000  Washington Public Power Supply System, Nuclear Project No. 2 Refunding                   AAA   Aaa
              Revenue Bonds, Series 1994A, 4.90% Due 7/1/05.                              No Optional
                                                                                              Call
 ----------------------------------------------------------------------------------------------------------------
 $ 5,000,000  TOTAL             12 BONDS FROM 11 STATES

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/22/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.05     3.90 %      4.11%   3.99%   4.14%   4.02%   4.16%   4.04 %
 500 / $50,000              101.84     3.70        4.12    4.01    4.15    4.04    4.17    4.06
 1,000 / $100,000           101.63     3.50        4.13    4.04    4.16    4.07    4.18    4.09
 2,500 / $250,000           101.36     3.25        4.14    4.06    4.17    4.09    4.19    4.11
 5,000 / $500,000           101.10     3.00        4.15    4.10    4.18    4.13    4.20    4.15
 10,000 / $1,000,000        100.84     2.75        4.16    4.13    4.19    4.16    4.21    4.18
 25,000 / $2,500,000        100.58     2.50        4.17    4.17    4.20    4.20    4.22    4.22
 50,000 / $5,000,000        100.07     2.00        4.19    4.23    4.23    4.26    4.24    4.28

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         4.11  % 5.71%   5.96%   6.42%   6.80%
         4.12    5.72    5.97    6.44    6.82
         4.13    5.74    5.99    6.45    6.84
         4.14    5.75    6.00    6.47    6.85
         4.15    5.76    6.01    6.48    6.87
         4.16    5.78    6.03    6.50    6.89
         4.17    5.79    6.04    6.52    6.90
         4.19    5.82    6.07    6.55    6.94

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .4427
 Monthly plan            5/15/96       .3495   $ 4.1964
 Quarterly plan          5/15/96       .3522
                         8/15/96      1.0566     4.2284
 Semi-annual plan        5/15/96       .3537
                        11/15/96      2.1222     4.2474
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.11 =  97.933
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/22/96)        interest
 97.933       X   $4.1964        =   $410.97
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN CALIFORNIA
INSURED UNIT TRUST 261                                                       848


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.88 - 5.08%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.91 - 5.17%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 23, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    26.0 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.61 to $98.60 depending on the purchase amount
Cusip           67064W 523 monthly payment plan
Numbers         67064W 531 quarterly payment plan
                67064W 549 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-16                                             2.5%
2017-19                                            25.0%
2020-2022                                          38.7%
2023+                                              33.8%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 02/22/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.41%
     Tax Equivalent Yield                          4.88%

Treasury Bonds
     Pre-Tax                                       7.00%
     Tax Equivalent Yield                          6.35%

Corporate Bonds
     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 42% FEDERAL AND STATE INCOME TAX RATE AND A 9.3% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------
 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  California Statewide Communities Development Authority, Certificates of     2005 at 102  AAA   Aaa
              Participation (Sutter Health Obligated Group), 5.50% Due 8/15/22. (Original
              issue discount bonds delivered on or about July 18, 1995 at a price of
              92.464% of principal amount.)
     500,000  Cathedral City (California), Public Financing Authority, 1995 Tax           2005 at 102  AAA   Aaa
              Allocation Revenue Bonds, Series A (Cathedral City Redevelopment Projects),
              5.50% Due 8/1/17.
     500,000  Contra Costa Water District (Contra Costa County, California), Water        2004 at 102  AAA   Aaa
              Revenue Bonds, Series G, 5.50% Due 10/1/19. (Original issue discount bonds delivered on or about September 7, 1994 at a price of 90.795% of principal amount.)
     115,000  City of Industry, California, General Obligation Bonds, Issue of 1995,      2005 at 102  AAA   Aaa
              5.875% Due 7/1/25.                                                              1/2
     525,000  Los Angeles County Metropolitan Transportation Authority (California),      2005 at 100  AAA   Aaa
              Proposition C Sales Tax Revenue Bonds, Second Senior Bonds, Series 1995-A,
              5.00% Due 7/1/25. (Original issue discount bonds delivered on or about July
              26, 1995 at a price of 88.18% of principal amount.)
     200,000  Sacramento Area Flood Control Agency (California), North Area Local         2005 at 102  AAA   Aaa
              Project, Capital Assessment District No. 2 Bonds, Series 1995, 5.375% Due
              10/1/25.
     100,000  Southern California Public Power Authority, Transmission Project Revenue    No Optional  AAA   Aaa
              Bonds, 1988 Refunding Series A, 0.00% Due 7/1/14. (Original issue discount      Call
              bonds delivered on or about November 22, 1988 at a price of 15.943% of principal amount.)(Escrow Secured.)
     510,000  Thousand Oaks Redevelopment Agency (Ventura County, California), Thousand   2005 at 102  AAA   Aaa
              Oaks Boulevard Redevelopment Project, 1995 Tax Allocation Refunding Bonds,
              5.375% Due 12/1/25. (Original issue discount bonds delivered on or about
              November 21, 1995 at a price of 94.257% of principal amount.)
     525,000  City of Walnut Creek, California, Certificates of Participation, Refunding  2004 at 102  AAA   Aaa
              Series 1994 (John Muir Medical Center), 5.00% Due 2/15/20. (Original issue discount bonds delivered on or about February 17, 1994 at a price of
              94.047% of principal amount.)
     525,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL            10 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/22/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.61     4.90 %      4.88%   4.91%   4.91%   4.94%   4.93%   4.96 %
 500 / $50,000              101.45     4.75        4.89    4.92    4.92    4.95    4.94    4.97
 1,000 / $100,000           101.18     4.50        4.90    4.94    4.93    4.97    4.95    4.99
 2,500 / $250,000           100.92     4.25        4.91    4.96    4.94    4.99    4.96    5.01
 5,000 / $500,000           100.13     3.50        4.95    5.02    4.98    5.05    5.00    5.06
 10,000 / $1,000,000         99.62     3.00        4.98    5.05    5.01    5.08    5.03    5.10
 25,000 / $2,500,000         99.11     2.50        5.00    5.09    5.03    5.12    5.05    5.14
 50,000 / $5,000,000         98.60     2.00        5.03    5.12    5.06    5.15    5.08    5.17

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      34.5%   37.5%   42.0%   45.0%
         4.88  % 7.45%   7.81%   8.41%   8.87%
         4.89    7.47    7.82    8.43    8.89
         4.90    7.48    7.84    8.45    8.91
         4.91    7.50    7.86    8.47    8.93
         4.95    7.56    7.92    8.53    9.00
         4.98    7.60    7.97    8.59    9.05
         5.00    7.63    8.00    8.62    9.09
         5.03    7.68    8.05    8.67    9.15

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .5228
 Monthly plan            5/15/96       .4128   $ 4.9569
 Quarterly plan          5/15/96       .4155
                         8/15/96      1.2465     4.9889
 Semi-annual plan        5/15/96       .4173
                        11/15/96      2.5038     5.0079
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.68 =  98.347
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/22/96)        interest
 98.347       X   $4.9569        =   $487.50
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN MASSACHUSETTS
INSURED UNIT TRUST 133                                                       848


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.93 - 5.13%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.95 - 5.21%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 23, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,000,000 in 30,000 units
Average Life    26.2 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.58 to $99.54 depending on the purchase amount
Cusip           670947 589 monthly payment plan
Numbers         670947 597 quarterly payment plan
                670947 605 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Massachusetts

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2012-15                                            10.0%
2016-19                                             0.0%
2020-23                                            45.0%
2024+                                              45.0%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 02/22/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.73%
     Tax Equivalent Yield                          4.93%

Treasury Bonds
     Pre-Tax                                       7.22%
     Tax Equivalent Yield                          6.35%

Corporate Bonds
     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 43.5% FEDERAL AND STATE INCOME TAX RATE AND A 12.00% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   300,000  The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated   2004 at 102  AAA   Aaa
              Loan of 1994, Series A, 5.00% Due 1/1/12.
     450,000  Massachusetts Bay Transportation Authority, General Transportation System   2005 at 101  AAA   Aaa
              Bonds, 1995 Series B, 5.375% Due 3/1/25. (Original issue discount bonds delivered on or about October 3, 1995 at a price of 92.994% of principal amount.)(General Obligation Bonds.)
     450,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2004 at 102  AAA   Aaa
              New England Medical Center Hospitals Issue, Series G-1, 5.375% Due 7/1/24.
     450,000  Massachusetts Industrial Finance Agency Revenue Bonds, Phillips Academy     2008 at 102  AAA   Aaa
              Issue, Series 1993, 5.375% Due 9/1/23.
     450,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series  2004 at 102 AAA   Aaa
              C, 5.25% Due 12/1/20. (Original issue discount bonds delivered on or about
              December 2, 1993 at a price of 92.799% of principal amount.)
     450,000  South Essex Sewerage District, Massachusetts, General Obligation Sewer      2006 at 102  AAA   Aaa
              Bonds, 1996 Series A, 5.25% Due 6/15/24. (When issued.)
     450,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,000,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/22/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.58     4.90 %      4.93%   4.95%   4.96%   4.98%   4.98%   5.00 %
 500 / $50,000              102.41     4.75        4.94    4.96    4.97    4.99    4.99    5.01
 1,000 / $100,000           102.15     4.50        4.95    4.98    4.98    5.01    5.00    5.03
 2,500 / $250,000           101.88     4.25        4.96    5.00    5.00    5.03    5.02    5.05
 5,000 / $500,000           101.09     3.50        5.00    5.06    5.04    5.08    5.05    5.11
 10,000 / $1,000,000        100.57     3.00        5.03    5.09    5.06    5.12    5.08    5.14
 25,000 / $2,500,000        100.05     2.50        5.06    5.13    5.09    5.16    5.11    5.18
 50,000 / $5,000,000         99.54     2.00        5.08    5.16    5.11    5.19    5.13    5.21

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      36.5%   39.5%   43.5%   47.0%
         4.93  % 7.76%   8.15%   8.73%   9.30%
         4.94    7.78    8.17    8.74    9.32
         4.95    7.80    8.18    8.76    9.34
         4.96    7.81    8.20    8.78    9.36
         5.00    7.87    8.26    8.85    9.43
         5.03    7.92    8.31    8.90    9.49
         5.06    7.97    8.36    8.96    9.55
         5.08    8.00    8.40    8.99    9.58

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .5339
 Monthly plan            5/15/96       .4215   $ 5.0583
 Quarterly plan          5/15/96       .4239
                         8/15/96      1.2717     5.0903
 Semi-annual plan        5/15/96       .4257
                        11/15/96      2.5542     5.1093
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.65 =  97.418
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/22/96)        interest
 97.418       X   $5.0583        =   $492.77
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN NEW YORK
INSURED UNIT TRUST 246                                                       848


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.00 - 5.20%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.99 - 5.25%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 23, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.0 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $103.08 to $100.03 depending on the purchase amount
Cusip           67101K 672 monthly payment plan
Numbers         67101K 680 quarterly payment plan
                67101K 698 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2013-16                                            17.2%
2017-20                                            28.5%
2021-24                                            28.6%
2025-28                                            11.4%
2029+                                              14.3%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 02/22/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.40%
     Tax Equivalent Yield                          5.00%

Treasury Bonds
     Pre-Tax                                       6.84%
     Tax Equivalent Yield                          6.35%

Corporate Bonds

     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 7.125% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2005 at 101  AAA   Aaa
              Hundredth Series, 5.75% Due 6/15/30.
     500,000  Dormitory Authority of the State of New York, Revenue Bonds, Upstate        2004 at 102  AAA   Aaa
              Community Colleges, Series 1994A, 5.625% Due 7/1/14.
     500,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     500,000  New York State Medical Care Facilities Finance Agency, Mental Health        2004 at 102  AAA   Aaa
              Services Facilities Improvement Revenue Bonds, 1993 Series F Refunding,
              5.25% Due 2/15/19. (Original issue discount bonds delivered on or about
              January 5, 1994 at a price of 93.77% of principal amount.)(General
              Obligation Bonds.)
     500,000  New York State Urban Development Corporation, Correctional Capital          2004 at 102  AAA   Aaa
              Facilities Revenue Bonds, 1993A Refunding Series, 5.25% Due 1/1/21.
              (Original issue discount bonds delivered on or about January 4, 1994 at a price of 92.542% of principal amount.)
     100,000  The City of New York (New York), General Obligation Bonds, Fiscal 1994      No Optional  AAA   Aaa
              Series A, Subseries A-2, 0.00% Due 8/1/13. (Original issue discount bonds       Call
              delivered on or about August 2, 1993 at a price of 30.959% of principal amount.)
     400,000  The City of New York (New York), General Obligation Bonds, Fiscal 1996      2006 at 101  AAA   Aaa
              Series F, 6.125% Due 2/1/25.                                                    1/2
     500,000  New York City (New York), Municipal Water Finance Authority, Water and      2004 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fixed Rate Fiscal 1994 Series B, 5.50% Due
              6/15/19.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/22/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    103.08     4.90 %      5.00%   4.99%   5.03%   5.02%   5.05%   5.04 %
 500 / $50,000              102.92     4.75        5.01    4.99    5.04    5.02    5.06    5.04
 1,000 / $100,000           102.65     4.50        5.02    5.02    5.05    5.05    5.07    5.07
 2,500 / $250,000           102.38     4.25        5.03    5.03    5.07    5.06    5.08    5.08
 5,000 / $500,000           101.59     3.50        5.07    5.09    5.11    5.12    5.12    5.14
 10,000 / $1,000,000        101.06     3.00        5.10    5.13    5.13    5.16    5.15    5.18
 25,000 / $2,500,000        100.54     2.50        5.13    5.16    5.16    5.19    5.18    5.22
 50,000 / $5,000,000        100.03     2.00        5.15    5.20    5.19    5.23    5.20    5.25

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      33.0%   36.0%   40.5%   44.0%
         5.00  % 7.46%   7.81%   8.40%   8.93%
         5.01    7.48    7.83    8.42    8.95
         5.02    7.49    7.84    8.44    8.96
         5.03    7.51    7.86    8.45    8.98
         5.07    7.57    7.92    8.52    9.05
         5.10    7.61    7.97    8.57    9.11
         5.13    7.66    8.02    8.62    9.16
         5.15    7.69    8.05    8.66    9.20

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .5437
 Monthly plan            5/15/96       .4293   $ 5.1546
 Quarterly plan          5/15/96       .4320
                         8/15/96      1.2960     5.1866
 Semi-annual plan        5/15/96       .4338
                        11/15/96      2.6028     5.2056
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 103.15 =  96.946
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/22/96)        interest
 96.946       X   $5.1546        =   $499.72
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)